SUPPLEMENT DATED JUNE 7, 2012

TO PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective on November 1, 2012, the name of the following investment option will be changed.

Old Name	New Name

Legg Mason Western Asset Variable Strategic Bond Portfolio	Western Asset Variable Strategic Bond Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.